UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [   ]; Amendment Number ______
	This Amendment (Check Only one.):	[     ]  is a restatement
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Steinberg Global Asset Management, Ltd.
Address:  50 Rowes Wharf, Suite 420
	  Boston, MA 02110

Form 13F File Number:  28-7494

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:
Name:	Richard D. Steinberg
Title:	President
Phone:	(561) 750-0800

Signature, Place, and date of Signing:

Richard D. Steinberg 		Boca Raton, FL		7/27/00

Report Type (Check only one):

[X]	13F Holdings Report
[   ]	13F Notice
[   ]	13F Combination Report

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0
Form 13F Information Table Entry Total:	169
Form 13F Information Table Value Total:	186,401 (Thousands)
List of Other Included Managers:


Column 1                         Column 2Column 3   Column 4         Column 5
Column 6Column 7      Column 8
                                  Title of           Value    Shrs or Sh/
Put/InvestmeOther         Voting Authority
Name of Issuer                    Class   CUSIP      (x$1000) Prn Amt Prn
CallDiscretiManagersSole  Shared  None
A D C Telecommunication           COM      000886101       336   4,000Sh
sole                             4,000
Abbott Labs                       COM      002824100       722  16,196Sh
sole                            16,196
Agilent Technologies Inc.         COM      00846U101       734   9,952Sh
sole                             9,952
Alcoa Inc.                        COM      013817101       665  22,916Sh
sole                            22,916
Allstate Corp.                    COM      020002101       519  23,309Sh
sole                            23,309
AmCent: 20th Ultra                COM      025083882       487  11,064Sh
sole                            11,064
America Online                    COM      02364J104     1,324  25,100Sh
sole                            25,100
American Express Co               COM      025816109     1,138  21,840Sh
sole                            21,840
American General Cap LLC Ser B 8.1PFD      02637F301       282  12,000Sh
sole                            12,000
American Home Products            COM      026609107     1,002  17,050Sh
sole                            17,050
American Int'l Group              COM      026874107       843   7,171Sh
sole                             7,171
Amex Diamonds                     COM      252787106      -522  -5,000Sh
sole                            -5,000
Amgen Inc.                        COM      031162100       791  11,260Sh
sole                            11,260
Amsouth Bancorp                   COM      032165102       181  11,491Sh
sole                            11,491
Archer Daniels Midland            COM      039483102       155  15,846Sh
sole                            15,846
Arqule Inc.                       COM      04269E107       213  11,000Sh
sole                            11,000
AT&T Corp.                        COM      001957109     1,271  40,205Sh
sole                            40,205
AT&T Wireless                     COM      001957406       357  12,800Sh
sole                            12,800
Automatic Data Processing         COM      053015103       744  13,893Sh
sole                            13,893
Avanir Pharmaceuticals Cl A       COM      05348P104        32  10,000Sh
sole                            10,000
Baker Hughes Inc.                 COM      057224107       608  19,000Sh
sole                            19,000
Bank of America Corporation       COM      060505104       530  12,334Sh
sole                            12,334
Bank Of New York                  COM      064057102       737  15,848Sh
sole                            15,848
Bell South Corp.                  COM      079860102     1,224  28,706Sh
sole                            28,706
Berkshire Hathaway Cl A           COM      084670108       538      10Sh
sole                                10
Berkshire Hathaway Cl B           COM      084670207       804     457Sh
sole                               457
Biomet Inc.                       COM      090131100       421  10,956Sh
sole                            10,956
Black & Decker                    COM      091797100       442  11,250Sh
sole                            11,250
Boeing                            COM      097023105       616  14,740Sh
sole                            14,740
BP Amoco                          COM      055622104     1,266  22,378Sh
sole                            22,378
Brandywine Fund                            10532D107       341   7,104Sh
sole                             7,104
Bristol Myers Squibb              COM      110122108     2,049  35,169Sh
sole                            35,169
Bristol Retail Solutions          COM      110202108        19  20,000Sh
sole                            20,000
Caterpillar Inc.                  COM      149123101       716  21,151Sh
sole                            21,151
Cendant Corp.                     COM      151313103       144  10,250Sh
sole                            10,250
Century Business Services         COM       156490104      150  77,465Sh
sole                            77,465
Charles Schwab Corp               COM       808513105      478  14,201Sh
sole                            14,201
Chase Manhattan                   COM      16161A108       269   5,831Sh
sole                             5,831
Cisco Systems                     COM      17275R102     5,820  91,561Sh
sole                            91,561
Citigroup Inc 09/16/00 $55 Call            1729679IK      -231    -293Sh
callsole                              -293
Citigroup Inc.                    COM       172967101    3,888  64,535Sh
sole                            64,535
Coca Cola                         COM       191216100    1,332  23,197Sh
sole                            23,197
Colonial Intmkt Inc. Tr           COM       195762109       87  10,190Sh
sole                            10,190
Compaq Computer                   COM       204493100      397  15,533Sh
sole                            15,533
Dana Corp.                        COM       235811106      331  15,600Sh
sole                            15,600
Deere & Co                        COM       244199105      251   6,795Sh
sole                             6,795
Dell Computer Corp                COM       247025109    1,620  32,851Sh
sole                            32,851
Dell Computer Corp                COM       247025109     -247  -5,000Sh
sole                            -5,000
Delphi Automotive Systems Corp    COM       247126105      566  38,859Sh
sole                            38,859
Disney (Walt) Corp.               COM       254687106    1,736  44,734Sh
sole                            44,734
Dover Downs Corp.                 COM       260086103      147  10,500Sh
sole                            10,500
Dreyfus Short Inter. Mun. Bd.               261918106      985  76,920Sh
sole                            76,920
Dynegy Class A                    COM      26816Q101       731  10,700Sh
sole                            10,700
Eastern Enterprises Inc.          COM      27637F100       387   6,150Sh
sole                             6,150
EMC Corp.                         COM       268648102    1,241  16,126Sh
sole                            16,126
Enron Corp.                       COM       293561106      587   9,099Sh
sole                             9,099
Exxon Mobil Corp                  COM      30231G102     3,907  49,770Sh
sole                            49,770
Exxon Mobil Corp                  COM      30231G102       -31    -400Sh
sole                              -400
Federal Home Loan Mortgage        COM       313400301      310   7,651Sh
sole                             7,651
Federal Natl Mtg Assn             COM       313586109    5,232 100,253Sh
sole                           100,253
FedEx Corporation                 COM      31304N107       867  22,805Sh
sole                            22,805
Fidelity Fund                               316153105      253   6,059Sh
sole                             6,059
First Australia Prime Fund        COM       318653102       60  13,028Sh
sole                            13,028
First Sentinel Bancorp            COM      33640T103        86  10,457Sh
sole                            10,457
First Third Bancorp               COM       316773100      907  14,337Sh
sole                            14,337
First Union Corp.                 COM       337358105      734  29,565Sh
sole                            29,565
Firstar Corp                      COM      33763V109       220  10,446Sh
sole                            10,446
Fleet Boston Financial            COM       338915101      608  17,890Sh
sole                            17,890
Florida Progress                  COM       341109106      253   5,401Sh
sole                             5,401
FPL Group                         COM       302571104      551  11,140Sh
sole                            11,140
Franklin TF Tr Hi Yield                     354723702      609  58,601Sh
sole                            58,601
Fulton Financial Corp.            COM       360271100    1,092  61,718Sh
sole                            61,718
General Electric                  COM       369604103    8,841 166,808Sh
sole                           166,808
General Electric                  COM       369604103      -42    -800Sh
sole                              -800
General Motors                    COM       370442105      792  13,646Sh
sole                            13,646
General Motors Class H            COM       370442832    1,229  14,009Sh
sole                            14,009
Gillette Co                       COM       375766102    1,731  49,555Sh
sole                            49,555
Globalstar Telecommunications     COM      G3930H104       668  74,200Sh
sole                            74,200
Government Secs Income Fund Unit GNMA Ser   383743226        3  37,000Sh
sole                            37,000
GTE Corp                          COM       362320103      544   8,738Sh
sole                             8,738
Halliburton Co.                   COM       406216101      352   7,451Sh
sole                             7,451
Hannaford Brothers                COM       410550107      708   9,850Sh
sole                             9,850
Hertz                             COM       428040109      983  35,025Sh
sole                            35,025
Hewlett Packard                   COM       411902109    2,907  23,281Sh
sole                            23,281
Home Depot                        COM       437076102    2,426  48,577Sh
sole                            48,577
Homefed Corp                      COM       437390109       11  15,861Sh
sole                            15,861
Honeywell Inc.                    COM       438506107    3,379 100,311Sh
sole                           100,311
IBM                               COM       459200101    4,786  43,687Sh
sole                            43,687
Illinois Tool Works               COM       452308109    1,709  29,985Sh
sole                            29,985
Innovative Clinical Solutions Ltd.COM     4.5767E+111       10  96,000Sh
sole                            96,000
Intel Corp.                       COM       458140100    7,996  59,813Sh
sole                            59,813
Intel Corp.                       COM       458140100     -401  -3,000Sh
sole                            -3,000
Isis Pharmaceutical               COM       464330109      248  17,100Sh
sole                            17,100
J.P. Morgan                       COM       616880100      336   3,054Sh
sole                             3,054
Janus Fund                                  471023101      547  12,043Sh
sole                            12,043
Janus Worldwide Fund                        471023309      268   3,428Sh
sole                             3,428
JDS Uniphase Corp.                COM      46612J101       348   2,900Sh
sole                             2,900
Johnson & Johnson                 COM       478160104    2,807  27,552Sh
sole                            27,552
L M Ericsson ADR                  COM       294821400    2,762 138,100Sh
sole                           138,100
Lehman Bros Hldgs Cap Tr II 7.875%PFD      52518G209       273  12,400Sh
sole                            12,400
Lilly, Eli & Co                   COM       532457108      770   7,706Sh
sole                             7,706
Loral Space & Communications Ltd. COM      G56462107       499  71,950Sh
sole                            71,950
Lucent Technologies Inc.          COM       549463107    5,265  88,864Sh
sole                            88,864
Luxtec Corp. New                  COM       550687305       23  15,250Sh
sole                            15,250
Markel Corp.                      COM       570535104      333   2,350Sh
sole                             2,350
Marsh & McLennan Co.              COM       571748102      539   5,165Sh
sole                             5,165
McDonalds                         COM       580135101    1,142  34,676Sh
sole                            34,676
MCI Capital I 8%                  PFD      55267Y206       359  15,400Sh
sole                            15,400
Merck & Co Inc.                   COM       589331107    4,051  52,866Sh
sole                            52,866
Merck & Co Inc.                   COM       589331107       -8    -100Sh
sole                              -100
MFS Charter Income Sh                       552727109       93  10,801Sh
sole                            10,801
Microsoft Corp                    COM       594918104    2,976  37,201Sh
sole                            37,201
Microsoft Corp                    COM       594918104       -8    -100Sh
sole                              -100
Motorola                          COM       620076109      494  16,983Sh
sole                            16,983
Namibian Minerals Corp. ADR       COM       629913104       40  10,900Sh
sole                            10,900
National City Corp                COM       635405103      192  11,260Sh
sole                            11,260
Nextel Communications A           COM      65332V103       301   4,922Sh
sole                             4,922
Nokia Corp ADR                    COM       654902204    3,644  72,964Sh
sole                            72,964
Nortel Networks CP ADR            COM       656569100      330   4,842Sh
sole                             4,842
Nuveen Mun. Advantage Fd.                  67062H106       174  14,221Sh
sole                            14,221
Oracle Systems Corp.              COM      68389X105     1,566  18,629Sh
sole                            18,629
Pactiv Corp                       COM       695257105      144  18,254Sh
sole                            18,254
Paychex Inc.                      COM       704326107      790  18,800Sh
sole                            18,800
Peco Energy Company               COM       693304107      303   7,528Sh
sole                             7,528
Pepsico                           COM       713448108    1,394  31,359Sh
sole                            31,359
Pfizer Inc.                       COM       717081103    4,241  88,348Sh
sole                            88,348
Pfizer Inc. $90 July Call                  7170818GR      -386     -92Sh
callsole                               -92
Pharmacia Inc.                    COM      71713U102       544  10,521Sh
sole                            10,521
Photoelectron Corp.               COM       719320103      116  21,500Sh
sole                            21,500
PICO Holdings Inc.                COM       693366205      333  23,698Sh
sole                            23,698
Proctor & Gamble                  COM       742718109      741  12,952Sh
sole                            12,952
Raytheon Co. Cl A                 COM       755111309    1,070  55,049Sh
sole                            55,049
Royal Bank of Scotland Pr G       PFD       780097887      231  11,200Sh
sole                            11,200
Royal Dutch ADR                   COM       780257804    1,441  23,415Sh
sole                            23,415
SBC Communications                COM      78387G103     1,468  33,940Sh
sole                            33,940
Schering Plough Corp              COM       806605101   15,550 307,917Sh
sole                           307,917
Schering Plough Corp              COM       806605101     -303  -6,000Sh
sole                            -6,000
Schwab S&P 500 Select                       808509855      387  17,181Sh
sole                            17,181
Scudder Growth & Income Fund                460965106      428  16,042Sh
sole                            16,042
Sears Roebuck Accep Corp 6.95% PfdPFD       812404309      231  11,200Sh
sole                            11,200
Sepracor Inc.                     COM       817315104    1,659  13,750Sh
sole                            13,750
St. Joe Corp.                     COM       790148100    1,123  37,436Sh
sole                            37,436
State Street Boston               COM       857477103      381   3,600Sh
sole                             3,600
Sun Microsystems                  COM       866810104    1,390  15,283Sh
sole                            15,283
Telefonica S.A.                   COM       879382208      408   6,364Sh
sole                             6,364
Temple Inland Inc.                COM       879868107      363   8,650Sh
sole                             8,650
Templeton Small Companies                  88022L102       306  41,921Sh
sole                            41,921
Texaco Inc.                       COM       881694103    1,867  35,060Sh
sole                            35,060
Texas Instruments                 COM       882508104    6,400  93,175Sh
sole                            93,175
Texas Pacific Land Trust          COM       882610108      610  13,953Sh
sole                            13,953
Textron Incorporated              COM       883203101      382   7,025Sh
sole                             7,025
Thermo Electron                   COM       883556102      558  26,507Sh
sole                            26,507
Time Warner Inc                   COM       887315109      512   6,738Sh
sole                             6,738
Times Mirror Co                   COM       887364107      440   4,854Sh
sole                             4,854
Tyco International Ltd.           COM       902124106    1,120  23,633Sh
sole                            23,633
U.S. West Communications Inc.     COM      91273H101       309   3,604Sh
sole                             3,604
United Technologies Corp.         COM       913017109    1,843  31,311Sh
sole                            31,311
Unocal Corp                       COM       915289102      960  28,982Sh
sole                            28,982
Urocor Inc                        COM      91727P105        76  16,000Sh
sole                            16,000
Verizon Communications            COM      92343V104       739  14,552Sh
sole                            14,552
Viacom Inc. Cl B                  COM       925524308      801  11,746Sh
sole                            11,746
Vodafone Airtouch                 COM      92857T107       634  15,297Sh
sole                            15,297
V-One Corporation                 COM       918278102      451  90,193Sh
sole                            90,193
Walmart Stores                    COM       931142103    1,866  32,388Sh
sole                            32,388
Washington REIT                   COM       939653101      317  17,725Sh
sole                            17,725
Werner Enterprises Inc.           COM       950755108      248  21,408Sh
sole                            21,408
Williams Companies Inc.           COM       969457100    1,169  28,045Sh
sole                            28,045
Worldcom Inc.                     COM      98157D106     2,408  52,480Sh
sole                            52,480
Xerox Corp                        COM       984121103    1,430  68,924Sh
sole                            68,924
                                                      186,401
